CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
Consulting, management and professional fees	$ 794,481	$ 194,662	$ 105,092
Employee benefits	358,794	172,597	224,790
Office and sundry	68,290	205,386	47,932
Share-based payments	154,789	1,676	22,309
Travel and promotion	111,965	167,681	163,584
Depreciation	196,694	4,002	3,327
Interest and bank expenses	4,421	5,252	3,501
Interest on lease obligation	35,419	0
Loss/(gain) on derivative instruments	30,349	(65,907)	(314,317)
Foreign exchange loss/(gain)	11,236	(11,469)	12,933
Other			(207,707)
Loss before other items	(1,766,438)	(673,880)	(61,444)
Interest income	8,919	9,118	157
Other Income	106,774
Loss and comprehensive loss for the year	$ (1,650,745)	$ (664,762)	$ (61,287)
Loss per share, basic and diluted	$ (0.02)	$ (0.01)	$ (0.00)
Weighted average number of shares - basic and diluted (in shares)	93,885,097	86,498,291	79,037,332